SCOPE OF CONSOLIDATION - Schedule of Assets and Liabilities Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,392	$ 6,400	$ 7,686	$ 9,300
Inventories	18,589	16,501
Total current assets	30,605	29,382
Non-current assets:
Property, plant and equipment and biological assets	41,041	33,311
Total non-current assets	67,098	60,003
Total assets	97,703	89,385
Current liabilities:
Total current liabilities	22,520	21,825
Total liabilities	41,167	$ 38,099
Arcellor Mittal Tubular Products Roman ("AMTPR") | Assets and liabilities classified as held for sale
Current assets:
Cash and cash equivalents	3
Trade accounts receivable, prepaid expenses and other current assets	9
Inventories	20
Total current assets	32
Non-current assets:
Property, plant and equipment and biological assets	5
Total non-current assets	5
Total assets	37
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities	19
Total current liabilities	19
Total liabilities	$ 19